Inventories	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2022	2021
Finished goods	$105,873	$85,956
Raw and packaging materials	62,466	60,299
Work in progress	36,367	28,185
Other	5,733	5,852
	$210,439	$180,292

As of March 31, 2022 and 2021, reserves recorded against inventories for slow-moving, short-dated, excess, and obsolete inventory totaled $49,889 and $32,423, respectively.

As of March 31, 2022 and 2021, there were no pledges of inventory.